Supplementary information on oil and gas activities (unaudited) - Summary of results of operations (Detail) $ in Thousands, € in Millions		12 Months Ended
	May 23, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	€ 750	$ 1,168,774	$ 1,187,660	$ 665,310
Production costs, excluding depreciation
Operating and other costs		94,685	133,385	107,123
Royalties and others		128,723	144,837	86,241
Other non-cash costs related to the transfer of conventional assets		27,539
Depreciation, depletion and amortization		(276,430)	(234,862)	(191,313)
Exploration expenses		16	736	561
Operating profit (loss) before income tax		545,359	433,514	152,764
Income tax		(148,404)	(163,979)	(102,114)
Crude oil & natural gas operating profit (loss)		396,955	269,535	50,650
Argentina [Member]
Production costs, excluding depreciation
Exploration expenses				0
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers		1,168,774	1,187,660	665,310
Total revenue		1,168,774	1,187,660	665,310
Production costs, excluding depreciation
Operating and other costs		(96,743)	(133,885)	(108,028)
Royalties and others		(176,813)	(188,677)	(99,364)
Other non-cash costs related to the transfer of conventional assets		(27,539)
Total production costs		(301,095)	(322,562)	(207,392)
Depreciation, depletion and amortization		(276,430)	(234,862)	(191,313)
Exploration expenses		0	(624)	(561)
Discount for well plugging and abandonment liabilities		(2,387)	(2,444)	(2,546)
Impairment of long-lived assets		(24,585)		14,044
Operating profit (loss) before income tax		564,277	627,168	277,542
Income tax		(169,283)	(188,150)	(83,263)
Crude oil & natural gas operating profit (loss)		$ 394,994	$ 439,018	$ 194,279